Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 26,648	$ 33,480
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Current operating lease liabilities	$ 1,942	$ 6,591
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities
Long-term operating lease liabilities	$ 4,969	$ 26,778
Weighted average remaining lease term for operating leases (years)	7 years 9 months 18 days	7 years 8 months 12 days
Weighted average discounted rate for operating leases	11.10%	9.70%